Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Supplement Dated June 30, 2016 to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2016

Statutory Prospectus of Northwestern Mutual Series Fund Dated May 1, 2016, as supplemented on June 16, 2016

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2016, (the “Summary Prospectus”), and the Fund’s Statutory Prospectus dated May 1, 2016, as supplemented on June 16, 2016 (the “Statutory Prospectus”). You should read this Supplement together with the Summary Prospectus and the Statutory Prospectus.

Large Cap Blend Portfolio – Portfolio Manager Update

Effective April 15, 2016, Jordan S. Teschendorf joined Patrick J. English, John S. Brandser, Andy P. Ramer, Jonathan T. Bloom, Matthew J. Goetzinger, Robert M. Helf, Karl T. Poehls, Donald G. Sievers and Matthew T. Sullivan as a co-portfolio manager of the Large Cap Blend Portfolio (the “Portfolio”). Also, effective May 31, 2016, Karl T. Poehls no longer serves as a co-portfolio manager for the Large Cap Blend Portfolio. All references to Mr. Poehls are hereby removed from the Summary Prospectus and Statutory Prospectus as of such date. Accordingly, the “Portfolio Manager” information set forth in the Summary Prospectus and the Summary Section for the Portfolio in the Statutory Prospectus under “PORTFOLIO MANAGEMENT” is hereby replaced with the following:

“Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. The PMC has managed the Portfolio since 2012. PMC members include:

Patrick J. English, CFA, Chief Executive Officer and Chief Investment Officer, who has been with FMI since 1986.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI since 1995.

Andy P. Ramer, CFA, Director of Research, who has been with FMI since 2002.

Jonathan T. Bloom, CFA, Research Analyst, who has been with FMI since 2010.

Matthew J. Goetzinger, CFA, Research Analyst, who has been with FMI since 2004.

Robert M. Helf, CFA, Research Analyst, who has been with FMI since 1997.

Daniel G. Sievers, CFA, Research Analyst, who has been with FMI since 2009.

Matthew T. Sullivan, Research Analyst, who has been with FMI since 2013.

Jordan S. Teschendorf, Research Analyst, who has been with FMI since 2015.”

In addition, the following updates the information that appears in the Statutory Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Large Cap Blend Portfolio”:

“Jordan S. Teschendorf, has been employed by FMI since June 2015 as a Research Analyst, and prior to his employment Mr. Teschendorf attended the University of Wisconsin-Madison.”

Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.

Supplement Dated June 30, 2016 to the

Statement of Additional Information Dated May 1, 2016 as supplemented on

June 16, 2016

This Supplement revises certain information contained in the Statement of Additional Information for the Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2016, as supplemented June 16, 2016 (“SAI”). You should read this Supplement together with the SAI.

Appendix D – Portfolio Manager Addition – Large Cap Blend Portfolio

Effective April 15, 2016, Jordan S. Teschendorf joined Patrick J. English, John S. Brandser, Andy P. Ramer, Jonathan T. Bloom, Matthew J. Goetzinger, Robert M. Helf, Karl T. Poehls, Donald G. Sievers and Matthew T. Sullivan as a co-portfolio manager of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-104 is hereby amended to add Mr. Teschendorf’s information as of April 15, 2016.

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Jordan S. Teschendorf	Large Cap Blend Portfolio	5 registered investment companies with $13.1 billion in total assets under management	11 other pooled investment vehicles with $404 million in total assets under management	1238 other accounts with $8.2 billion in total assets under management

As of April 30, 2016, Mr. Teschendorf does not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Large Cap Blend Portfolio.

In addition, the information for Fiduciary Management, Inc. (“FMI”), found in Appendix D under the sub-sections titled Compensation of Portfolio Managers beginning on page B-118 and Conflicts of Interest beginning on page B-133 also applies to Mr. Teschendorf.

Effective May 31, 2016, Karl T. Poehls no longer serves as a co-portfolio manager for the Large Cap Blend Portfolio. All references to Mr. Poehls are hereby removed from the SAI as of such date.

Please retain this Supplement for future reference.